Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 554,000
Previously Paid Amount	0.00
Total Fee Amount	76.51
Total Offset Amount	0.00
Net Fee	76.51
Narrative - Max Aggregate Offering Price	$ 554,000
Final Prospectus	true